Estimated Future Benefit Payments of Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 6,478
2015	6,943
2016	7,265
2017	7,591
2018	8,745
2019 to 2023	53,142
Foreign
Defined Benefit Plan Disclosure [Line Items]
2014	2,278
2015	2,323
2016	2,354
2017	2,391
2018	2,413
2019 to 2023	¥ 12,391